Feb. 28, 2018

Statutory Prospectus Supplement dated September 20, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Balanced-Risk Commodity Strategy Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		1.02%	1.02%	1.02%	1.02%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.29	0.29	0.29	0.29
Acquired Fund Fees and Expenses		0.09	0.09	0.09	0.09
Total Annual Fund Operating Expenses		1.65	2.40	1.90	1.40
Fee Waiver and/or Expense Reimbursement[2]		0.25	0.25	0.25	0.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]		1.40	2.15	1.65	1.15

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]
Effective September 20, 2018, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year and Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.40%, 2.15%, 1.65% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2020 and June 30, 2020, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,019	$1,375	$2,377
Class C	$318	$725	$1,258	$2,717
Class R	$168	$573	$1,003	$2,202
Class Y	$117	$419	$742	$1,658

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,019	$1,375	$2,377
Class C	$218	$725	$1,258	$2,717
Class R	$168	$573	$1,003	$2,202
Class Y	$117	$419	$742	$1,658

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.”

Statutory Prospectus Supplement dated September 20, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Balanced-Risk Commodity Strategy Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Balanced-Risk Commodity Strategy Fund—Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.

Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		1.02%	1.02%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.21	0.13
Acquired Fund Fees and Expenses		0.09	0.09
Total Annual Fund Operating Expenses		1.32	1.24
Fee Waiver and/or Expense Reimbursement[1]		0.17	0.09
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]		1.15	1.15

[1]
Effective September 20, 2018, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year and Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.15% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2020 and June 30, 2020, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$117	$402	$707	$1,575
Class R6	$117	$385	$672	$1,492

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.”